ORGANIZATION AND BUSINESS DESCRIPTION (Tables)	12 Months Ended
Mar. 31, 2026
ORGANIZATION AND BUSINESS DESCRIPTION
Schedule of entities included in the unaudited condensed consolidated financial statements of the Company

Name of Entity	Date of Formation	Place of Incorporation	% of Ownership	Principal Activities
YSX Cayman	November 9, 2022	Cayman Islands	Parent, 100%	Investment holding

YSX HK	November 29, 2022	Hong Kong	100%	Investment holding

Beijing Yi Chen Ma Tian	April 21, 2025	Beijing, PRC	100% subsidiary of YSX HK	Investment holding

WFOE	December 30, 2022	Guangzhou, PRC	100%	WFOE, Consultancy and information technology support

YSX Operating Companies:

Xinjiang YSX	July 16, 2015	Kashi, PRC	VIE	Auto insurance aftermarket value-added services, and software development and information technology services

Guangzhou YSX	December 9, 2015	Guangzhou, PRC	A branch company of Xinjiang YSX	Auto insurance aftermarket value-added services, and software development and information technology services

Chuangzhan	July 2, 2017	Kashi, PRC	Subsidiary of Xinjiang YSX	Software development and information technology services

Anjielun	June 27, 2016	Kashi, PRC	Subsidiary of Xinjiang YSX

Auto insurance aftermarket value-added services, and software development and information technology services. Deregistered with PRC State Administration for Industry and Commerce (“SAIC”) on September 28, 2025 due to immaterial business activities since its inception

YSX Network	July 12, 2019	Guangzhou, PRC	Subsidiary of the Xinjiang YSX	Auto insurance aftermarket value-added services, and software development and information technology services

Xihang	August 4, 2011	Guangzhou, PRC	VIE	Auto insurance aftermarket value-added services, and software development and information technology services

Schedule of amounts and balances of the VIEs

	As of March 31
	2026	2025
Current assets	$54,269,499	$38,853,927
Noncurrent assets	645,046	446,943
Total assets	54,914,545	39,300,870

Current liabilities	19,461,474	12,121,739
Non-current liabilities	1,821,207	2,657,635
Total liabilities	$21,282,681	$14,779,374

	For the years ended March 31,
	2026	2025	2024
Revenue	$83,467,770	$71,452,736	$58,546,729
Net income	$5,407,239	$4,890,910	$4,951,066

	For the years ended March 31,
	2026	2025	2024
Cash flows provided by (used in) operating activities	$181,133	$(4,516,193)	$(455,804)
Cash flows (used in) provided by investing activities	$(80,731)	$1,938,555	$(228,183)
Cash flows provided by financing activities	$327,795	$3,769,504	$1,726,170